Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade Accounts Receivable, Net	Trade Accounts Receivable, Net

	December 31, 2022		December 31, 2021
Trade accounts receivable	Ps.	39,331	Ps.	30,564
The Coca-Cola Company (see Note 15)		776		820
Loans to employees		131		118
Heineken Group (see Note 15)		1,172		1,191
Others		6,355		3,156
Allowance for expected credit losses		(2,238)		(1,951)
	Ps.	45,527	Ps.	33,898

7.1 Trade receivables
Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.
Because less than 5% of the trade accounts receivables are unrecoverable, the Company does not have customers classified as "high risk,” which would be eligible to have special management conditions for the credit risk. As of December 31, 2022, the main customers of the Company represent, in aggregate form, 13% of the expected loss of unrecoverable trade receivable accounts.
In 2020, due to the COVID-19 pandemic, governments implemented several preventive measures such as social distancing and the temporary closure of certain points of sale considered as non-essential. As such measures were relaxed in 2021, most businesses were able to reopen and this allowed us to recover the accounts receivable. Given that the impact in this item was not material, the Company did not implement any relevant change to its models to estimate the receivables’ recoverability.
The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.
The parameters used within the model are:
•Breach probability;
•Loss severity;
•Financing rate;
•Special recovery rate; and
•Breach exposure.
Aging of accounts receivable (days current or outstanding)

	December 31, 2022		December 31, 2021
Current	Ps.	36,978	Ps.	28,523
0‑30 days		7,517		4,108
31‑60 days		1,037		622
61‑90 days		463		373
91‑120 days		291		748
120+ days		1,479		1,475
Total	Ps.	47,765	Ps.	35,849
7.2 Changes in the allowance for expected credit losses

	2022		2021		2020
Balance at the beginning of the period	Ps.	1,951	Ps.	2,462	Ps.	2,189
Allowance for the period		1,060		496		591
Additions (write-offs) of uncollectible accounts		(945)		(821)		(613)
Addition from business combinations		166		—		273
Effects of changes in foreign exchange rates		6		(186)		22
Balance at the end of the period	Ps.	2,238	Ps.	1,951	Ps.	2,462

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.
7.3 Payments from The Coca-Cola Company
The Coca-Cola Company participates in certain advertising and promotional programs as well as in Coca-Cola FEMSA’s refrigeration equipment and returnable bottles investment program. Contributions received by Coca-Cola FEMSA for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2022, 2021, and 2020 contributions received were Ps. 1,170, Ps. 2,437 and Ps. 1,482, respectively.